Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Short-term Loan Agreements

In February 2022, the Company entered into a Loan Agreement with Second Street Capital, LLC (the “Second Street Loan”), pursuant to which the Company borrowed $600,000. The Second Street Loan accrues interest at the rate of 15% per annum, with principal and interest due at maturity. The Company issued to Second Street Capital, LLC a warrant to purchase 312,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. For a period of 180 days from the closing of the Company’s next financing, Second Street Capital, LLC has the right to put the warrants to the Company in exchange for a payment of $250,000. The Company was originally required to repay the Second Street Loan on the earlier of (i) 5 business days after the Company’s next financing or (ii) November 18, 2022. The Company recognized an expense of $250,000 for the put option.

In May 2022, the Company entered into a second Loan Agreement with Second Street Capital, LLC (the “Second Street Loan 2”), pursuant to which the Company borrowed $200,000. The Second Street Loan 2 accrues interest at the rate of 15% per annum, with principal and interest due at maturity. The Company issued to Second Street Capital, LLC a warrant to purchase 62,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. There is no put option associated with this loan. The Company was originally required to repay the Second Street Loan 2 on the earlier of (i) 5 business days after the Company’s next financing or (ii) November 18, 2022. The Company recognized an expense of $388,938 for the warrants issued based on the estimated fair value of the awards on the date of grant.

On September 30, 2022, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity date was extended from November 18, 2022 to December 30, 2022. The Company was required to repay the principal and accrued interest of the Second Street Loan and Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the business combination or (ii) December 30, 2022. In consideration of the extension, the Company issued to Second Street Capital, LLC a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.20 per share exercisable until September 30, 2026. The Company recognized an expense of $435,075 for the warrants issued based on the estimated fair value of the awards on the date of grant. The Company recognized a total expense in the amount of $1,074,013 of which $250,000 was for the put option and $824,013 was for the warrants issued for the year ended December 31, 2022.

On December 30, 2022, the Second Street Loan and the Second Street Loan 2 were further amended to extend the maturity date to February 15, 2023. No additional warrants were issued to Second Street Capital, LLC in connection with the extension. The Second Street Loan and the Second Street Loan 2 were amended again and the Company is currently required to repay the loans on the earlier of (i) 5 business days after Ocean Biomedical’s next financing or (ii) March 31, 2023. In addition, an additional warrant was issued to purchase 75,000 shares of the Company’s common stock and a loan fee of $75,000 was charged.

Litigation

The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

Leases

As of December 31, 2022, the Company is not a party to any leasing agreements.

License Fees

The Company entered into license agreements with its academic research institution partners. Under these license agreements, the Company is required to make annual fixed license maintenance fee payments. The Company is also required to make payments upon successful completion and achievement of certain milestones as well as royalty payments upon sales of products covered by such licenses. The payment obligations under the license and collaboration agreements are contingent upon future events such as achievement of specified development, clinical, regulatory, and commercial milestones. As the timing of these future milestone payments are not known, the Company has not included these fees in the consolidated balance sheets as of December 31, 2021 and 2022. Starting January 1, 2022, annual license maintenance fees in the amount of $3,000 are due for each of the four Elkurt/Brown licenses. For the year ended December 31, 2022, $12,000 was recorded as an expense in the Company’s financial statements. See Note 9, License Agreements.

Contingent Compensation

Under the amended management employment agreements, as of December 31, 2022, the Company has salaries and bonuses, collectively called contingent compensation, that are contingently payable based only upon the Company’s first cumulative capital raise of at least $50 million in the amount of $11.3 million.

These amounts will not be paid if the contingencies do not occur. Since the payment of obligations under the employment agreements are contingent upon these future events, which are not considered probable as such future events are deemed outside of the Company’s control, the Company has not included these amounts in its consolidated balance sheets.

Other Contingent Payments

The contingent payments of approximately $12.8 million are contingently payable based only upon the Company’s first cumulative capital raise of at least $50 million and consists of $11.3 million of contingent compensation and bonuses to certain members of senior management previously mentioned, $1.4 million of contingent vendor payments, and $0.1 million of related party expense.

These amounts will not be paid if the contingencies do not occur. Since the payment of obligations under the employment agreements are contingent upon these future events, which are not considered probable as such future events are deemed outside of the Company’s control, the Company has not included these amounts in its consolidated balance sheets.